UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-21413



Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock Floating Rate Income

Strategies Fund, Inc., 55 East 52(nd) Street, New York City, NY 10055.



Registrant's telephone number, including area code: (800) 882-0052, Option 4



Date of fiscal year end: 08/31



Date of reporting period: 07/01/2009 -- 06/30/2010



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Floating Rate Income Strategies Fund, Inc.



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Floating Rate Income Strategies Fund, Inc.



Date: August 23, 2010





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Floating Rate Income Strategies Fund, Inc.









============= BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC. =============


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


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AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS INC.

Ticker:       GEOSC          Security ID:  37246R205
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  NOV 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       For          Management
1.2   Elect Director David L. Eaton           For       For          Management
1.3   Elect Director Kenneth A. Ghazey        For       For          Management
1.4   Elect Director Philip J. Gund           For       For          Management
1.5   Elect Director Charles Macaluso         For       For          Management
1.6   Elect Director Bradley E. Scher         For       For          Management
2     Increase Authorized Common Stock        For       For          Management


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MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAY 4, 2010    Meeting Type: Annual
Record Date:  MAR 17, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Deloitte & Touche LLP as        For       Against      Management
      Auditors and Authorize Board to Fix
      Their Remuneration


--------------------------------------------------------------------------------

MEDIS TECHNOLOGIES LTD.

Ticker:       MDTL           Security ID:  58500P107
Meeting Date: SEP 14, 2009   Meeting Type: Annual
Record Date:  JUL 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jose Mejia               For       Withhold     Management
1.2   Elect Director Zeev Nahmoni             For       For          Management
1.3   Elect Director Mitchell H. Freeman      For       For          Management
1.4   Elect Director Steve M. Barnett         For       For          Management
1.5   Elect Director Daniel A. Luchansky      For       For          Management
1.6   Elect Director Andrew A. Levy           For       For          Management
2     Ratify Auditors                         For       For          Management
3     Increase Authorized Common Stock        For       For          Management
4     Amend Omnibus Stock Plan                For       Against      Management


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TRICO MARINE SERVICES, INC.

Ticker:       TRMA           Security ID:  896106200
Meeting Date: JUN 10, 2010   Meeting Type: Annual
Record Date:  APR 16, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Edward C. Hutcheson, Jr. For       Against      Management
2     Elect Director Myles W. Scoggins        For       Against      Management
3     Elect Director Per Staehr               For       Against      Management
4     Ratify Auditors                         For       For          Management
5     Approve Omnibus Stock Plan              For       For          Management
6     Increase Authorized Common Stock        For       For          Management
7     Declassify the Board of Directors       For       For          Management


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WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700108
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management


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WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AA6
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

========== END NPX REPORT